FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT [abstract]
Schedule of foreign currency risk
	Currency	As at 31 December
Monetary assets	denomination	2016	2017
		(RMB’000)	(RMB’000)

Cash and cash equivalents	HKD	115,680	32,650
Cash and cash equivalents	USD	96	146
Other receivables	HKD	66	67
		115,842	32,863

Schedule of credit risk by identity of counterparties
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000
Trade receivables
Due from Guangzhou Railway Group and its subsidiaries	721,557	1,261,244
Due from CRC Group (excluding Guangzhou Railway Group and its subsidiaries)	1,314,352	1,106,311
Due from third parties	481,372	431,473
	2,517,281	2,799,028
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000
Other receivables excluding prepayments
Due from Guangzhou Railway Group and its subsidiaries	2,619	9,460
Due from CRC Group (excluding Guangzhou Railway Group and its subsidiaries)	3,846	381
Due from third parties	220,035	194,245
	226,500	204,086
Long-term receivable
Due from a third party	31,406	31,274

Schedule of credit risk
	As at December 31, 2016	As at December 31, 2017
	RMB’000	RMB’000

Cash at bank and short-term deposits
Placed in listed banks in the PRC	1,467,616	1,268,478

Schedule of liquidity risk
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years
	RMB’000	RMB’000	RMB’000

At 31 December 2017
Trade and other payables excluding other tax payables, employee salary and benefits payables and advances	2,356,953	-	-
Payables for fixed assets and construction-in-progress	2,214,547	-	-
Dividends payable	12,893	-	-

At 31 December 2016
Trade and other payables excluding other tax payables, employee salary and benefits payables and advances	2,201,483	-	-
Payables for fixed assets and construction-in-progress	1,765,185	-	-
Dividends payable	15,542	-	-

Schedule of fair value estimation
At 31 December 2017	Note	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000

Available‑for‑sale financial assets	15	-	-	280,088	280,088